RELATED PARTY TRANSACTIONS - Main transactions in 2021 (Details) R$ in Thousands, $ in Thousands													12 Months Ended
	Dec. 07, 2022 BRL (R$)	Aug. 26, 2022 BRL (R$)	Aug. 06, 2022 BRL (R$)	Aug. 06, 2022 USD ($)	Jun. 23, 2022 BRL (R$)	Apr. 11, 2022 BRL (R$)	Mar. 11, 2022 BRL (R$)	Feb. 24, 2022 BRL (R$)	Feb. 21, 2022 BRL (R$)	Jan. 30, 2022 BRL (R$)	Jan. 01, 2022 BRL (R$)	May 21, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
RELATED PARTY TRANSACTIONS
Percentage of the distributor's capital												100.00%
Interest (as a percent)															111.00%
Percentage of equity interest /Percentage of participation												100.00%
Norte Energia S.A. - NESA
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.98%
Energia Sustentavel do Brasil S.A. - ESBR
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													40.00%
Percentage of participation													40.00%	40.00%
Belo Monte Transmissora de Energia SPE S.A
RELATED PARTY TRANSACTIONS
Percentage of participation													49.00%	49.50%
Interligao Eltrica do Madeira S.A. - IE Madeira
RELATED PARTY TRANSACTIONS
Percentage of participation													49.00%	49.50%
Teles Pires Participaes S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.44%
Percentage of participation														43.00%
Companhia Energetica Sinop S.A. - SINOP
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Empresa de Energia Sao Manoel S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													33.33%
Mata de Santa Genebra Transmissora S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.90%
Chapecoense Geracao S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													40.00%
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Sistema de Transmissao Nordeste S.A.- STN
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Paranaiba Transmissora de Energia S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													24.50%
Rouar
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													50.00%
Retiro Baixo Energtica S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Belo Monte Transmissora de Energia SPE S.A. - BMTE
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Luziana-Niquealandia Transmissora de Energia S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Goias Transmissao S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
MGE Transmissao S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Transenergia Renovavle S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Triangulo Mineiro Transmissora S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													49.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													39.00%
Enerpeixe S.A.
RELATED PARTY TRANSACTIONS
Proportion of ownership interest in joint venture													40.00%
Chesf and Fundao Chesf de Assistncia and Seguridade Social (Fachesf)
RELATED PARTY TRANSACTIONS
Transaction amount											R$ 57,875
SPE Sao Manoel and BNDES
RELATED PARTY TRANSACTIONS
Transaction amount										R$ 526,000
Eletrobras, CGT Eletrosul and SPE UHE Teles Pires
RELATED PARTY TRANSACTIONS
Transaction amount									R$ 561,000
Eletronuclear and Indstrias Nucleares do Brasil (INB)
RELATED PARTY TRANSACTIONS
Transaction amount								R$ 6,553,463
Eletrobras and Eletronuclear
RELATED PARTY TRANSACTIONS
Maximum amount of guarantee | $				$ 22,262
Transaction amount			R$ 116,143
Eletrobras and Eletronuclear | SOFR
RELATED PARTY TRANSACTIONS
Interest variable spread rate			1.05	1.05
Eletrobras and Eletronorte
RELATED PARTY TRANSACTIONS
Transaction amount					R$ 567,000
Surcharge per annum					1.50%
Amortization period					60 months
Eletrobras and Chapada do Piau
RELATED PARTY TRANSACTIONS
Maximum amount of guarantee	R$ 71,322
Transaction amount	R$ 71,322
Guarantee term	24 months
Eletrobras and Chapada do Piau | Chapada do Piau I
RELATED PARTY TRANSACTIONS
Percentage of participation	49.00%
Eletrobras and SPE Rouar
RELATED PARTY TRANSACTIONS
Maximum amount of guarantee		R$ 20
Transaction amount		R$ 104,342
Eletrobras and SPE Rouar | Furnas | SPE Madeira Energia S/A
RELATED PARTY TRANSACTIONS
Percentage of the distributor's capital							72.36%
Percentage of equity interest /Percentage of participation							72.36%
Eletrobras, Furnas, MESA and SAESA
RELATED PARTY TRANSACTIONS
Transaction amount							R$ 3,690,000
Eletrobras, Furnas, MESA, SAESA and BNDES
RELATED PARTY TRANSACTIONS
Transaction amount						R$ 10,830,000